INCOME TAXES - Unrecognized Tax Benefits - Tabular Disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the balance of unrecognized tax benefits
Balance, beginning of year	$ 0	$ 13,300	$ 13,300
Increase - tax positions in prior periods	21,030	0	0
Settlements	0	(13,300)	0
Balance, end of year	$ 21,030	$ 0	$ 13,300